10. Financial instruments	12 Months Ended
Dec. 31, 2019
Disclosure of detailed information about financial instruments [abstract]
Financial instruments

Note 10.1 |       Financial instruments by category

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Non-financial assets	Total
As of December 31, 2019
Assets
Trade receivables	12,460,070	-	-	12,460,070
Other receivables	315,492	-	224	315,716
Cash and cash equivalents
Cash and Banks	159,942	-	-	159,942
Money market funds	-	249,700	-	249,700
Financial assets at fair value through profit or loss:
Money market funds	-	2,789,831	-	2,789,831
Total	12,935,504	3,039,531	224	15,975,259

As of December 31, 2018
Assets
Trade receivables	11,667,923	-	-	11,667,923
Other receivables	1,464,977	-	136,011	1,600,988
Cash and cash equivalents		-	-
Cash and Banks	42,453	-	-	42,453
Financial assets at fair value through profit or loss:
Government bonds	-	5,052,573	-	5,052,573
Money market funds	-	147,236	-	147,236
Financial assets at fair value
Time deposits	1,858,726	-	-	1,858,726
Total	15,034,079	5,199,809	136,011	20,369,899

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Non-financial liabilities	Total
As of December 31, 2019
Liabilities
Trade payables	13,070,359	-	-	13,070,359
Other payables	7,616,248	-	-	7,616,248
Borrowings	9,856,665	-	-	9,856,665
Total	30,543,272	-	-	30,543,272

As of December 31, 2018
Liabilities
Trade payables	22,904,340	-	-	22,904,340
Other payables	488,126	-	14,191,041	14,679,167
Borrowings	12,716,656	-	-	12,716,656
Total	36,109,122	-	14,191,041	50,300,163

Financial instruments categories have been determined based on IFRS 9.

The income, expenses, gains and losses resulting from each category of financial instruments are as follow:

	Financial assets at amortized cost	Financial assets at fair value through profit or loss	Total
As of December 31, 2019
Interest income	1,208,970	-	1,208,970
Exchange differences	608,847	1,069,587	1,678,434
Changes in fair value of financial assets	-	281,039	281,039
Corporate Notes	456,884	-	456,884
Total	2,274,701	1,350,626	3,625,327

As of December 31, 2018
Interest income	1,033,000	-	1,033,000
Exchange differences	3,637,573	-	3,637,573
Bank fees and expenses	(13,084)	-	(13,084)
Changes in fair value of financial assets	-	1,147,943	1,147,943
Adjustment to present value	(503)	-	(503)
Total	4,656,986	1,147,943	5,804,929

As of December 31, 2017
Interest income	697,814	-	697,814
Exchange differences	352,287	-	352,287
Bank fees and expenses	(4,433)	-	(4,433)
Changes in fair value of financial assets	-	730,248	730,248
Adjustment to present value	(663)	-	(663)
Total	1,045,005	730,248	1,775,253

	Financial liabilities at amortized cost	Financial liabilities at fair value through profit or loss	Total
As of December 31, 2019
Interest expense	(6,739,597)	-	(6,739,597)
Exchange differences	(5,846,670)	-	(5,846,670)
Other financial results	(16,299)	-	(16,299)
Total	(12,602,566)	-	(12,602,566)

As of December 31, 2018
Interest expense	(7,639,617)	-	(7,639,617)
Other financial results	(132,393)	-	(132,393)
Exchange differences	(8,451,756)	-	(8,451,756)
Total	(16,223,766)	-	(16,223,766)

As of December 31, 2017
Interest expense	(3,947,849)	-	(3,947,849)
Other financial results	(121,289)	-	(121,289)
Exchange differences	(1,219,638)	-	(1,219,638)
Total	(5,288,776)	-	(5,288,776)

Note 10.2 |       Credit quality of financial assets

The credit quality of financial assets that are neither past due nor impaired may be assessed based on external credit ratings or historical information:

	12.31.19	12.31.18
Customers with no external credit rating:
Group 1 (i)	10,560,628	9,900,482
Group 2 (ii)	529,945	738,460
Group 3 (iii)	1,369,497	1,028,981
Total trade receivables	12,460,070	11,667,923

                   (i)          Relates to customers with debt to become due.

                  (ii)          Relates to customers with past due debt from 0 to 3 months.

                 (iii)          Relates to customers with past due debt from 3 to 12 months.

At the Statement of Financial Position date, the maximum exposure to credit risk is the carrying amount of these financial assets.